Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Personnel expenses
Salary	R$ (90,203)		R$ (119,842)		R$ (75,388)
Benefits	(25,037)		(18,105)		(8,406)
Compulsory contributions to social security	(40,160)		(32,707)		(24,200)
Compensation	(2,598)		(4,657)		(2,189)
Provisions (vacation/13th salary)	(27,210)		(23,968)		(11,798)
Provision for bonus and profit sharing	(26,503)		(21,747)		(11,340)
IPO Bonus and share-based payment			(3,955)		(46,449)
Compensation to former shareholders			(2,095)		(20,254)
Other	(3,006)		(7,198)		(6,456)
Total personnel expenses	(214,717)		(234,274)		(206,480)
Costs with operators/Other costs	(382,267)		(388,832)		(385,169)
Depreciation and amortization	(87,807)		(74,994)		(41,130)
Goodwill impairment	0		(136,723)		0
Outsourced services	(27,454)		(35,681)		(41,433)
Rentals/insurance/condominium/water/energy	(1,181)		(2,489)		(1,185)
Allowance for credit losses	(49,247)		(7,789)		(6,303)
Marketing expenses / events	(18,220)	[1]	(11,581)	[2]	(8,258)	[3]
Software license	(21,545)		(9,959)		(6,354)
Commissions	(6,382)		(4,408)		(2,464)
Communication (*)	(881)	[1]	(9,832)	[2]	(13,989)	[3]
Travel expenses	(1,950)		(3,557)		(696)
Other expenses	(6,031)		(23,162)		(5,935)
Other income and expenses, net
Earn-out	963		(98,650)		60,970	[4]
Result of disposal of assets	(816)		(41)		(258)
Other income and expenses, net	(753)		(3,733)		(140)
Total other income and expenses, net	(606)		(102,424)		60,572
Total expenses by nature	(818,288)		(1,045,705)		(658,824)
Cost of services
Personnel expenses
Salary	(15,030)		(15,439)		(6,662)
Benefits	(4,335)		(3,956)		(1,606)
Compulsory contributions to social security	(4,457)		(2,176)		(2,161)
Compensation	(110)		(150)		(172)
Provisions (vacation/13th salary)	(3,903)		(3,471)		(1,623)
Provision for bonus and profit sharing	(1,864)		(760)		(573)
IPO Bonus and share-based payment			(39)		(13)
Compensation to former shareholders			0		(1,045)
Other	(11)		(29)		(213)
Total personnel expenses	(29,710)		(26,020)		(14,068)
Costs with operators/Other costs	(382,267)		(388,832)		(384,727)
Depreciation and amortization	(65,058)		(52,951)		(22,832)
Outsourced services	0		0		(2,143)
Rentals/insurance/condominium/water/energy	0		0		0
Marketing expenses / events	0	[1]	0	[2]	(3)	[3]
Software license	0		0		0
Commissions	0		0		0
Communication (*)	0	[1]	0	[2]	(6,940)	[3]
Travel expenses	0		0		(14)
Other expenses	0		0		(692)
Other income and expenses, net
Total expenses by nature	(477,035)		(467,803)		(431,419)
Sales and marketing expenses
Personnel expenses
Salary	(37,769)		(45,186)		(28,550)
Benefits	(7,399)		(5,910)		(3,378)
Compulsory contributions to social security	(11,198)		(13,066)		(9,809)
Compensation	(735)		(2,354)		(1,821)
Provisions (vacation/13th salary)	(8,233)		(8,979)		(4,980)
Provision for bonus and profit sharing	(6,702)		(4,941)		(3,901)
IPO Bonus and share-based payment			(743)		(412)
Compensation to former shareholders			0		(147)
Other	(336)		(2,429)		(2,327)
Total personnel expenses	(72,372)		(83,608)		(55,325)
Costs with operators/Other costs	0		0		(173)
Depreciation and amortization	(1,695)		(1,222)		(170)
Outsourced services	(3,711)		(5,202)		(7,403)
Rentals/insurance/condominium/water/energy	(9)		(14)		(29)
Marketing expenses / events	(17,330)	[1]	(11,255)	[2]	(8,131)	[3]
Software license	(5,378)		(2,035)		(622)
Commissions	(6,059)		(4,408)		(2,400)
Communication (*)	(130)	[1]	(7,461)	[2]	(4,663)	[3]
Travel expenses	(868)		(970)		(148)
Other expenses	(2,241)		(3,261)		(1,303)
Other income and expenses, net
Total expenses by nature	(109,793)		(119,436)		(80,367)
General administrative expenses
Personnel expenses
Salary	(33,074)		(34,294)		(20,450)
Benefits	(6,777)		(5,240)		(2,260)
Compulsory contributions to social security	(12,760)		(10,230)		(5,892)
Compensation	(1,306)		(1,445)		(87)
Provisions (vacation/13th salary)	(6,589)		(6,535)		(2,849)
Provision for bonus and profit sharing	(10,633)		(12,033)		(3,409)
IPO Bonus and share-based payment			(1,941)		(45,409)
Compensation to former shareholders			(2,095)		(19,062)
Other	(2,371)		(3,579)		(2,736)
Total personnel expenses	(73,510)		(77,392)		(102,154)
Costs with operators/Other costs	0		0		0
Depreciation and amortization	(17,243)		(20,490)		(18,064)
Outsourced services	(20,620)		(24,147)		(21,943)
Rentals/insurance/condominium/water/energy	(816)		(2,133)		(1,156)
Marketing expenses / events	(890)	[1]	(311)	[2]	(119)	[3]
Software license	(11,549)		(6,514)		(5,382)
Commissions	(26)		0		(64)
Communication (*)	(19)	[1]	(1,794)	[2]	(2,023)	[3]
Travel expenses	(848)		(2,057)		(436)
Other expenses	(3,302)		(12,620)		(3,658)
Other income and expenses, net
Total expenses by nature	(128,823)		(147,458)		(154,999)
Research and development expenses
Personnel expenses
Salary	(4,330)		(24,923)		(19,726)
Benefits	(6,526)		(2,999)		(1,162)
Compulsory contributions to social security	(11,745)		(7,235)		(6,338)
Compensation	(447)		(708)		(109)
Provisions (vacation/13th salary)	(8,485)		(4,983)		(2,346)
Provision for bonus and profit sharing	(7,304)		(4,013)		(3,457)
IPO Bonus and share-based payment			(1,232)		(615)
Compensation to former shareholders			0		0
Other	(288)		(1,161)		(1,180)
Total personnel expenses	(39,125)		(47,254)		(34,933)
Costs with operators/Other costs	0		0		(269)
Depreciation and amortization	(3,811)		(331)		(64)
Outsourced services	(3,123)		(6,332)		(9,944)
Rentals/insurance/condominium/water/energy	(356)		(342)		0
Marketing expenses / events	0	[1]	(15)	[2]	(5)	[3]
Software license	(4,618)		(1,410)		(350)
Commissions	(297)		0		0
Communication (*)	(732)	[1]	(577)	[2]	(363)	[3]
Travel expenses	(234)		(530)		(98)
Other expenses	(488)		(7,281)		(282)
Other income and expenses, net
Total expenses by nature	R$ (52,784)		R$ (64,072)		R$ (46,308)

[1]	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.
[2]	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.
[3]	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.
[4]	As of December 2021, the Company recognized the fair value on the earn-out future payments of R$ 60,970 as other operating income.